Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Time deposits with financial institutions	¥ 2,000,000	¥ 0
Recurring fair value measurement [member]
Financial assets
Time deposits with financial institutions	2,000,000
Total finanical assets	2,000,000
Finanical liabilities
Foreign exchange contracts	1,516
Total financial liabilities	1,516
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial assets
Time deposits with financial institutions	0
Total finanical assets	0
Finanical liabilities
Foreign exchange contracts	0
Total financial liabilities	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial assets
Time deposits with financial institutions	2,000,000
Total finanical assets	2,000,000
Finanical liabilities
Foreign exchange contracts	1,516
Total financial liabilities	1,516
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial assets
Time deposits with financial institutions	0
Total finanical assets	0
Finanical liabilities
Foreign exchange contracts	0
Total financial liabilities	¥ 0